Derivative Financial Instruments, Settled commodity contracts (Details) (Commodity Futures Contract [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative instruments gain (loss) [Line Items]
Gain (loss) recognized in income	$ (22)	$ 14
Gasoline [Member]
Derivative instruments gain (loss) [Line Items]
Gain (loss) recognized in income	(6)	20
Volumes settled (in gallons)	514,000,000	546,000,000
Heating oil [Member]
Derivative instruments gain (loss) [Line Items]
Gain (loss) recognized in income	9	3
Volumes settled (in gallons)	650,000,000	609,000,000
Butane [Member]
Derivative instruments gain (loss) [Line Items]
Gain (loss) recognized in income	(6)	(3)
Volumes settled (in gallons)	123,000,000	23,000,000
Crude oil [Member]
Derivative instruments gain (loss) [Line Items]
Gain (loss) recognized in income	$ (19)	$ (6)
Volumes settled (in gallons)	557,000,000	197,000,000